Derivative Financial Instruments - Schedule of Timing of Nominal Amount of Hedging Instruments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 3,382,574	¥ 3,885,271	¥ 3,885,271
Liabilities	3,051,773	¥ 3,498,016	3,498,016
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	916,181,983		801,583,625
Assets	2,991,127		3,301,647
Liabilities	2,533,990		3,052,357
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,562,100		1,320,297
Assets	15,785		12,049
Liabilities	11,924		8,465
Trading [member] | Credit derivatives [member] | Protection purchased [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	638,396		549,343
Assets	1,412		307
Liabilities	7,906		7,682
Trading [member] | Credit derivatives [member] | Protection purchased [member] | Managing the SMBC Group's credit risk portfolio
Disclosure of detailed information about financial instruments [line items]
Notional amounts	549,794		442,991
Assets	1,258		220
Liabilities	6,547		5,950
Trading [member] | Credit derivatives [member] | Protection purchased [member] | Facilitating client transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	88,602		106,352
Assets	154		87
Liabilities	1,359		1,732
Trading [member] | Credit derivatives [member] | Protection sold [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	923,704		770,954
Assets	14,373		11,742
Liabilities	4,018		783
Trading [member] | Credit derivatives [member] | Protection sold [member] | Managing the SMBC Group's credit risk portfolio
Disclosure of detailed information about financial instruments [line items]
Notional amounts	873,197		684,080
Assets	13,700		10,615
Liabilities	3,877		751
Trading [member] | Credit derivatives [member] | Protection sold [member] | Facilitating client transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	50,507		86,874
Assets	673		1,127
Liabilities	¥ 141		¥ 32